Consolidated statement of Financial Position - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Intangible assets		€ 1,234	€ 1,585	€ 339
Property, plant & equipment		3,876	3,746	2,620
Restricted cash		1,601	1,600	1,648
Non-current other financial assets		49,718
Non-current research and development incentives receivable		22,081	17,642	14,517
Non-currentassets		78,510	24,573	19,124
Trade and other receivables		3,656	4,831	9,286
Current research and development incentives receivable		2,449	1,879	1,238
Other current assets		2,286	1,641	1,030
Other financial assets		287,996	180,484	230,992
Cash and cash equivalents		14,951	53,356	3,602
Current assets		311,338	242,191	246,148
Total assets		389,848	266,764	265,272
EQUITY AND LIABILITIES
Share capital		117,821	106,057	96,287
Share premium account		425,291	252,297	187,316
Reserves		8,668	8,093	6,610
Accumulated losses		(371,924)	(263,391)	(262,304)
Equity attributable to the equity holders		179,856	103,055	27,909
Financial liabilities		155,169	104,349	134,828
Non-current deferred income	[1]	10,791	11,504	30,385
Non-current liabilities		165,960	115,853	165,213
Trade and other payables		22,127	25,738	16,412
Current deferred income	[1]	21,905	22,118	55,738
Current liabilities		44,032	47,856	72,150
Total equity and liabilities		€ 389,848	€ 266,764	€ 265,272

[1]	This consolidated statement of Financial Position has been restated to present deferred income in current and non-current deferred income. In previously published financial statements, deferred income was presented solely under current liabilities. We refer to note 18.